Sale of Management & Consolidation/Deconsolidation of Navios Containers (Tables)	6 Months Ended
Jun. 30, 2020
SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS [Abstract]
Gain on sale

Proceeds received:
Cash consideration	3,000
Less: Transaction fees	$(1,088)
1,912
Carrying value of assets and liabilities:
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
7,890
Gain on sale	$9,802

Discontinued Operations
	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2019
Revenue	$33,678	$65,510
Time charter, voyage and port terminal expenses	(1,335)	(2,982)
Direct vessel expenses	(16,828)	(32,725)
General and administrative expenses	(2,570)	(5,064)
Depreciation and amortization	(8,514)	(17,074)
Interest expense and finance cost, net	(4,113)	(7,666)
Other expense, net	(3,373)	(3,293)
Net loss from discontinued operations	$(3,055)	$(3,294)
Less: Net loss attributable to the noncontrolling interest	$2,943	$3,174
Net loss attributable to Navios Holdings common stockholders	$(112)	$(120)